BORROWINGS - ACQUISITION BRIDGE FACILITIES (Details) R in Millions, $ in Millions		12 Months Ended
	Dec. 09, 2016 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		R 8,973.8	R 3,803.6
Loans raised		69,593.8	17,280.5	R 1,552.0
Loans repaid		(55,719.5)	(11,834.7)	(1,572.9)
Gain on foreign exchange differences		(292.4)	(219.6)	359.4
Balance at end of period		25,649.5	R 8,973.8	R 3,803.6
Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 2,650
Loans raised		34,000.3
Loans repaid		(33,304.0)
Gain on foreign exchange differences		(514.5)
Foreign currency translation		R (181.8)
C: US $1.6 billion bridge to debt
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 1,600
Term of loan:	364 days
Facility A and B
Disclosure of detailed information about borrowings [line items]
Earlier term of loan	9 months
A: US $750 million bridge to equity
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 750
B: US $300 million bridge to cash
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 300
LIBOR | Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Interest rate margin months 1 - 3	3.25%
LIBOR | Stillwater bridge facility | Net debt to EBITDA less than or equal to 2.0x
Disclosure of detailed information about borrowings [line items]
Interest rate margin months 4 - 6	4.25%
Interest rate margin months 7 - 9	5.25%
Interest rate margin months 10 - 12	6.25%
LIBOR | Stillwater bridge facility | Net debt to EBITDA greater than 2.0x
Disclosure of detailed information about borrowings [line items]
Interest rate margin months 4 - 6	5.25%
Interest rate margin months 7 - 9	6.25%
Interest rate margin months 10 - 12	7.25%